Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000006510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	$ 10,000		$ 11,548	$ 14,639	$ 16,002	$ 19,559	$ 25,298	$ 18,453	$ 20,325	$ 23,790	$ 26,569	$ 25,968
C000006509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		11,556	14,649	16,010	19,563	25,307	18,462	20,335	23,798	26,567	25,976
C000006504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		10,975	14,013	15,433	19,008	24,766	18,195	20,196	23,819	26,792	26,391
C000107819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		11,599	13,784	13,459	15,844	20,889	14,573	16,317	18,370	19,313	20,432
C000107818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		11,599	13,784	13,459	15,844	20,888	14,573	16,326	18,370	19,313	20,431
C000107817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		11,013	13,184	12,965	15,380	20,428	14,359	16,203	18,378	19,469	20,750
C000159993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		12,065	11,972	11,161	12,125	15,129	11,888	12,339	14,649	17,452	24,927
C000159994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		12,718	12,523	11,582	12,494	15,464	12,065	12,436	14,650	17,307	24,545
C000159995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		12,706	12,518	11,579	12,490	15,459	12,055	12,427	14,638	17,296	24,521
C000160013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		12,014	12,103	11,327	12,015	15,473	12,702	14,317	17,353	20,801	27,377
C000160012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		12,014	12,102	11,326	12,012	15,476	12,693	14,318	17,347	20,804	27,372
C000160011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		11,419	11,586	10,930	11,678	15,161	12,548	14,254	17,401	21,025	27,873
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Accumulated Value	10,000		11,711	13,048	13,011	15,161	19,504	16,406	18,694	23,076	26,721	32,693
MSCI Emerging Markets Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div)
Accumulated Value	10,000		12,453	12,368	11,829	13,542	16,403	12,826	12,987	14,944	17,455	24,305
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Accumulated Value	10,000		11,888	12,266	11,865	12,852	16,048	12,915	14,451	17,083	19,717	25,109
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Accumulated Value	10,000		11,452	14,322	15,176	18,751	25,346	18,581	20,997	25,000	31,606	31,238
MSCI All Country World Small Mid Cap Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Small Mid Cap Index (net div)
Accumulated Value	$ 10,000		$ 11,627	$ 13,063	$ 12,275	$ 13,325	$ 18,417	$ 14,978	$ 16,249	$ 18,994	$ 21,649	$ 25,914